UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number        811-5531

MassMutual Participation Investors

(Exact name of registrant as specified in charter)

1500 Main Street, P.O. Box 15189, Springfield, MA 01115-5189

(Address of principal executive offices) (Zip code)

Christopher A. DeFrancis, Vice President and Secretary
1500 Main Street, Suite 2800, P.O. Box 15189, Springfield, MA 01115-5189

(Name and address of agent for service)

Registrant's telephone number, including area code:        413-226-1000

Date of fiscal year end:  12/31

Date of reporting period:    6/30/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 110 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO STOCKHOLDERS.

Attached hereto is the semi-annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

Adviser Babson Capital Management LLC * 1500 Main Street, P.O. Box 15189 Springfield, Massachusetts 01115-5189 Independent Registered Public Accounting Firm KPMG LLP Boston, Massachusetts 02110	Transfer Agent & Registrar Shareholder Financial Services, Inc.* P.O. Box 173673 Denver, Colorado 80217-3673 1-800-647-7374 Internet Website www.babsoncapital.com/mpv

Counsel to the Trust	MassMutual Participation Investors
Ropes & Gray LLP	c/o Babson Capital Management LLC
Boston, Massachusetts 02110	1500 Main Street, Suite 2200
Springfield, Massachusetts 01115
Custodian	(413) 226-1516
State Street Bank and Trust Company
Boston, MA 02116	*Member of the MassMutual Financial Group

Investment Objective and Policy
MassMutual Participation Investors (the “Trust”) is a closed-end management investment company, first offered to the public in 1988, whose shares are traded on the New York Stock Exchange under the trading symbol “MPV”. The Trust’s share price can be found in the financial section of most newspapers as “MassPrt” or “MassMuPrt” under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust’s investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

Babson Capital Management LLC (“Babson Capital”) manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

Form N-Q
The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC’s website at http://www.sec.gov; and (ii) at the SEC’s Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

Proxy Voting Policies & Procedures; Proxy Voting Record
The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital’s proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust’s website: http://www.babsoncapital.com/mpv; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust’s website: http://www.babsoncapital.com/mpv; and (2) on the SEC’s website at http://www.sec.gov.

TO OUR SHAREHOLDERS	MassMutual Participation Investors

July 31, 2011

We are pleased to present the June 30, 2011 Quarterly Report of MassMutual Participation Investors (the “Trust”).

The Board of Trustees declared a quarterly dividend of 27 cents per share, payable on August 12, 2011 to shareholders of record on August 1, 2011. The Trust paid a 27 cent per share dividend for the preceding quarter. The Trust earned 34 cents per share of net investment income for the second quarter of 2011, of which approximately 7 cents per share represented income due to nonrecurring items, compared to 32 cents per share in the previous quarter, of which approximately 5 cents per share represented income due to nonrecurring items.

During the second quarter, the net assets of the Trust increased to $126,256,640 or $12.52 per share compared to $123,978,396 or $12.32 per share on March 31, 2011. This translates into a 3.9% total return for the quarter, based on the change in the Trust’s net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 18.9%, 8.7%, 8.7%, and 13.0% for the 1-, 3-, 5-, and 10-year time periods, respectively, based on the change in the Trust’s net assets assuming the reinvestment of all dividends.

The Trust’s share price increased 0.9% during the quarter, from $14.80 per share as of March 31, 2011 to $14.94 per share as of June 30, 2011. The Trust’s market price of $14.94 per share equates to a 19.3% premium over the June 30, 2011 net asset value per share of $12.52. The Trust’s average quarter-end premium for the 3, 5 and 10-year periods was 5.1%, 7.1% and 8.5%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, decreased 1.6% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, increased 1.1% for the quarter.

The Trust closed three add-on investments during the second quarter. The three add-on investments were in KNB Holdings Corporation, NetShape Technologies, Inc. and NT Holding Company. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these three transactions was $292,000.

Middle market buyout activity continued at a lackluster pace in the second quarter of 2011. In fact, activity levels in the second quarter were even lower than they were in the first quarter of the year. A real supply/demand imbalance has developed in the market – there is a shortage of quality deal flow, but there is an abundance of equity capital and senior and mezzanine debt looking to be invested. Not surprisingly, the result is that most quality middle market companies being offered for sale are being pursued aggressively at high prices. Many senior and mezzanine debt providers are offering higher leverage and lower pricing levels to finance these higher-priced companies. To us, it seems like the market has once again become overheated. While we are disappointed with the current level of deal flow available to the Trust, we will not compromise our underwriting standards and stray from the investment philosophy that has served us well for so many years just to put new investments into the portfolio. We are hopeful that deal flow will pick up during the remainder of the year and bring the supply/demand imbalance back into line, which should result in increased investment opportunities for the Trust.

(Continued)

Most of our portfolio companies reported improved operating results in the second quarter of 2011, and several more of our companies were able to resume paying cash interest on their debt obligations due to their improved financial results and liquidity positions. We are pleased with the continued improving quality of the portfolio. Realization activity for the Trust was strong in the second quarter as we had four companies sold. Directed Electronics, Inc., Justrite Manufacturing Acquisition Company, Safety Speed Cut Manufacturing Company, Inc. and Total E&S, Inc. all turned out to be successful investments for the Trust. We continue to have a healthy backlog of companies that are in various stages of a sale process, so we expect realization activity for the remainder of 2011 to be strong.

Thank you for your continued interest in and support of MassMutual Participation Investors.

Sincerely,

Michael L. Klofas
President

Portfolio Composition as of 6/30/11 *

* Based on market value of total investments (including cash)

Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	MassMutual Participation Investors
June 30, 2011
(Unaudited)

Assets:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $115,798,217)	$107,379,676
Corporate restricted securities at market value
(Cost - $3,337,384)	3,371,923
Corporate public securities at market value
(Cost - $12,559,993)	13,177,719
Short-term securities at amortized cost	6,999,785
Total investments (Cost - $138,695,379)	130,929,103
Cash and cash equivalents	5,961,446
Interest receivable	1,129,222
Recievables for investments sold	869,635
Other assets	335,524
Total assets	139,224,930

Liabilities:
Note payable	12,000,000
Deferred tax liability	472,673
Investment advisory fee payable	284,077
Interest payable	88,933
Accrued expenses	122,607
Total liabilities	12,968,290
Total net assets	$126,256,640

Net Assets:
Common shares, par value $.01 per share	$100,811
Additional paid-in capital	94,257,944
Retained net realized gain on investments, prior years	33,323,976
Undistributed net investment income	5,521,757
Accumulated net realized gain on investments	1,291,101
Net unrealized depreciation of investments	(8,238,949)
Total net assets	$126,256,640
Common shares issued and outstanding (14,785,750 authorized)	10,081,044
Net asset value per share	$12.52

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS
For the six months ended June 30, 2011
(Unaudited)

Investment Income:
Interest	$7,548,922
Dividends	213,630
Other	48,747
Total investment income	7,811,299

Expenses:
Investment advisory fees	563,028
Interest	348,000
Trustees' fees and expenses	101,625
Professional fees	93,800
Reports to shareholders	47,993
Custodian fees	13,000
Other	12,718
Total expenses	1,180,164
Investment income - net	6,631,135

Net realized and unrealized gain on investments:
Net realized gain on investments before taxes	318,792
Income tax expense	(22,539)
Net realized gain on investments after taxes	296,253
Net change in unrealized depreciation of investments before taxes	2,289,558
Net change in deferred income tax expense	(208,208)
Net change in unrealized depreciation of investments after taxes	2,081,350
Net gain on investments	2,377,603
Net increase in net assets resulting from operations	$9,008,738

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF CASH FLOWS	MassMutual Participation Investors
For the six months ended June 30, 2011
(Unaudited)

Net increase in cash:
Cash flows from operating activities:
Purchases/Proceeds/Maturities from short-term portfolio securities, net	$3,059,019
Purchases of portfolio securities	(14,995,213)
Proceeds from disposition of portfolio securities	16,347,964
Interest, dividends and other income received	4,743,503
Interest expense paid	(348,000)
Operating expenses paid	(886,536)
Income taxes paid	(485,864)
Net cash provided by operating activities	7,434,873

Cash flows from financing activities:
Cash dividends paid from net investment income	(5,230,214)
Receipts for shares issued on reinvestment of dividends	425,313
Net cash used for financing activities	(4,804,901)

Net increase in cash	2,629,972
Cash - beginning of year	3,331,474
Cash and cash equivalents - end of period	$5,961,446

Reconciliation of net increase in net assets to net cash provided by operating activities:
Net increase in net assets resulting from operations	$9,008,738
Increase in investments	(259,825)
Decrease in interest receivable	200,608
Increase in other assets	(1,205,159)
Increase in deferred tax liability	208,208
Increase in investment advisory fee payable	15,485
Decrease in accrued expenses	(52,729)
Decrease in accrued taxes payable	(463,325)
Decrease in other payables	(17,128)
Total adjustments to net assets from operations	(1,573,865)
Net cash provided by operating activities	$7,434,873

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended	For the
	06/30/11	year ended
	(Unaudited)	12/31/10
Increase in net assets:

Operations:
Investment income - net	$6,631,135	$10,266,428
Net realized gain on investments after taxes	296,253	1,179,654
Net change in unrealized depreciation of investments after taxes	2,081,350	8,365,960
Net increase in net assets resulting from operations	9,008,738	19,812,042
Increase from common shares issued on reinvestment of dividends
Common shares issued (2011 - 30,773; 2010 - 67,032)	425,313	828,922
Dividends to shareholders from:
Net investment income (2011 - $0.27 per share; 2010 - $1.00 per share)	(2,717,646)	(10,026,104)

Total increase in net assets	6,716,405	10,614,860

Net assets, beginning of year	119,540,235	108,925,375

Net assets, end of period/year (including undistributed net investment income of $5,521,757 and $1,608,268 respectively)	$126,256,640	$119,540,235

See Notes to Consolidated Financial Statements

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS	MassMutual Participation Investors
Selected data for each share of beneficial interest outstanding:

	For the six months ended 06/30/2011		For the years ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value:
Beginning of year	$11.89		$10.91	$11.10	$12.84	$12.90	$12.21
Net investment income (a)	0.66		1.02	0.94	1.08	1.23	1.10
Net realized and unrealized
gain (loss) on investments	0.23		0.95	(0.13)	(1.82)	(0.05)	0.77
Total from investment operations	0.89		1.97	0.81	(0.74)	1.18	1.87
Dividends from net investment
income to common shareholders	(0.27)		(1.00)	(1.00)	(1.00)	(1.23)	(1.18)
Dividends from net realized gain
on investments to common shareholders	-		-	-	-	(0.02)	(0.01)
Increase from dividends reinvested	0.01		0.01	0.00 (b)	0.00 (b)	0.01	0.01
Total dividends	(0.26)		(0.99)	(1.00)	(1.00)	(1.24)	(1.18)
Net asset value: End of period/year	$12.52		$11.89	$10.91	$11.10	$12.84	$12.90
Per share market value:
End of period/year	$14.94		$13.88	$12.20	$9.05	$13.18	$14.70
Total investment return
Net asset value (c)	7.63%		18.71%	7.60%	(6.01%)	9.95%	18.64%
Market value (c)	9.70%		22.94%	40.86%	(25.36%)	(1.30%)	16.81%
Net assets (in millions):
End of period/year	$126.26		$119.54	$108.93	$110.18	$126.63	$126.52
Ratio of operating expenses
to average net assets	1.37	%(e)	1.46%	1.41%	1.33%	1.36%	1.17%
Ratio of interest expense
to average net assets	0.57	%(e)	0.61%	0.63%	0.58%	0.56%	0.57%
Ratio of income tax expense
to average net assets (d)	0.04	%(e)	0.46%	0.00%	0.00%	0.48%	2.68%
Ratio of total expenses before custodian fee
reduction to average net assets (d)	1.98	%(e)	2.53%	2.04%	1.91%	2.40%	4.46%
Ratio of net expenses after custodian fee
reduction to average net assets (d)	1.98	%(e)	2.53%	2.04%	1.91%	2.40%	4.42%
Ratio of net investment income
to average net assets	10.90	%(e)	8.96%	8.55%	8.74%	9.32%	8.43%
Portfolio turnover	6%		27%	23%	32%	33%	34%

(a)	Calculated using average shares.
(b)	Rounds to less than $0.01 per share.
(c)
Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(d)
As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to shareholders.

(e)	Annualized

Senior borrowings:
Total principal amount (in millions)	$12	$12	$12	$12	$12	$12
Asset coverage per $1,000 of indebtedness	$11,521	$10,962	$10,077	$10,181	$11,552	$11,543

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2011
(Unaudited)

Corporate Restricted Securities - 87.72%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Private Placement Investments - 85.05%

A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
11% Senior Secured Note due 2015	$752,307	*	$740,417	$765,710
13% Senior Subordinated Note due 2016	$807,693	11/10/09	735,654	813,473
Common Stock (B)	184,615 shs.	11/10/09	184,615	118,264
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	92,308 shs.	11/10/09	68,566	59,133
* 11/10/09 and 11/18/09.			1,729,252	1,756,580

A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015	$1,373,223	11/21/07	1,354,423	1,373,223
Limited Partnership Interest (B)	12.26% int.	11/21/07	119,009	173,322
			1,473,432	1,546,545
A S A P Industries LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015	$450,500	12/31/08	405,678	455,005
Limited Liability Company Unit Class A-2 (B)	676 uts.	12/31/08	74,333	221,291
Limited Liability Company Unit Class A-3 (B)	608 uts.	12/31/08	66,899	199,164
			546,910	875,460
A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016	$1,227,273	10/09/09	1,079,097	1,251,818
Limited Liability Company Unit Class A (B)	2,186 uts.	*	214,793	252,675
Limited Liability Company Unit Class B (B)	1,473 uts.	10/09/09	144,716	170,261
* 10/09/09 and 10/27/10.			1,438,606	1,674,754

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$420,000	05/15/08	413,944	315,000
13% Senior Subordinated Note due 2015 (D)	$420,000	05/15/08	384,627	-
Common Stock (B)	60,000 shs.	05/15/08	60,000	-
Warrant, exercisable until 2015, to purchase common stock at $.01 per share (B)	21,099 shs.	05/15/08	35,654	-
			894,225	315,000

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013	$1,199,494	12/27/07	$1,187,705	$1,199,494
Preferred Stock (B)	546 shs.	12/27/07	270,000	401,898
Preferred Stock Series B (B)	28 shs.	01/04/11	21,600	20,469
			1,479,305	1,621,861

Aero Holdings, Inc.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014	$697,500	03/09/07	692,543	705,352
14% Senior Subordinated Note due 2015	$720,000	03/09/07	671,674	720,000
Common Stock (B)	150,000 shs.	03/09/07	150,000	233,416
Warrant, exercisable until 2015, to purchase common stock at $.01 per share (B)	37,780 shs.	03/09/07	63,730	58,790
			1,577,947	1,717,558

All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	$603,697	09/26/08	563,907	609,734
Common Stock (B)	713 shs.	09/26/08	71,303	57,782
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	507 shs.	09/26/08	46,584	41,088
			681,794	708,604

American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$1,687,503	*	1,646,195	1,687,503
Preferred Class A Unit (B)	1,706 uts.	**	170,600	303,947
Preferred Class B Unit (B)	808 uts.	06/09/08	80,789	131,569
Common Class B Unit (B)	16,100 uts.	01/22/04	1	70,283
Common Class D Unit (B)	3,690 uts.	09/12/06	-	16,108
* 01/22/04 and 06/09/08. ** 01/22/04 and 09/12/06.			1,897,585	2,209,410

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2014	$1,012,500	04/28/09	888,361	1,012,500
Preferred Stock Series B (B)	1,623 shs.	04/28/09	162,269	198,004
Common Stock (B)	723 shs.	04/28/09	723	88,248
			1,051,353	1,298,752

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012 (D)	$1,054,025	05/18/05	$964,526	$632,415
Preferred Stock (B)	33 shs.	10/16/09	33,224	-
Common Stock (B)	263 shs.	05/18/05	263,298	-
Warrant, exercisable until 2012, to purchase common stock at $.01 per share (B)	69 shs.	05/18/05	59,362	-
			1,320,410	632,415

Associated Diversified Services
A provider of routine maintenance and repair services primarily to electric utility companies predominantly on electric power distribution lines.
10% Senior Secured Term Note due 2016 (C)	$332,000	09/30/10	324,482	326,016
13% Senior Subordinated Note due 2017	$332,000	09/30/10	298,469	321,535
Limited Liability Company Unit Class B (B)	36,000 uts.	09/30/10	36,000	34,200
Limited Liability Company Unit Class B OID (B)	27,520 uts.	09/30/10	27,520	275
			686,471	682,026

Barcodes Group, Inc.
A distributor and reseller of automatic identification and data capture equipment, including mobile computers, scanners, point-of-sale systems, labels, and accessories.
13.5% Senior Subordinated Note due 2016	$643,506	07/27/10	614,740	662,812
Preferred Stock (B)	13 shs.	07/27/10	131,496	124,925
Common Stock Class A (B)	44 shs.	07/27/10	437	415
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	8 shs.	07/27/10	76	-
			746,749	788,152

Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$1,207,902	06/30/06	1,171,162	1,207,902
Preferred Stock Class A (B)	465 shs.	06/30/06	141,946	69,079
Common Stock (B)	1 sh.	06/30/06	152	-
Warrant, exercisable until 2014, to purchase common stock at $.01 per share (B)	164 shs.	06/30/06	48,760	24,277
			1,362,020	1,301,258

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$321,803	08/07/08	$317,982	$318,579
12.5% Senior Subordinated Note due 2015	$429,070	08/07/08	399,954	420,326
Common Stock (B)	41,860 shs.	08/07/08	41,860	29,792
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	32,914 shs.	08/07/08	32,965	23,425
			792,761	792,122

Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	55 shs.	*	252	600,006
*12/30/97 and 05/29/99.

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015	$1,270,588	12/02/08	1,202,378	1,283,294
Preferred Stock (B)	147 shs.	12/02/08	146,594	179,085
			1,348,972	1,462,379

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$717,317	01/19/11	675,693	717,935
Common Stock (B)	375 shs.	01/19/11	37,500	35,625
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	3
			742,443	753,563

Coeur, Inc.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016	$642,857	10/10/08	595,651	635,450
Common Stock (B)	321 shs.	10/10/08	32,143	18,402
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	495 shs.	10/10/08	48,214	28,310
			676,008	682,162

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$771,051	01/12/07	719,299	578,288
Limited Liability Company Unit Class A (B)	82,613 uts.	01/12/07	82,613	-
Limited Liability Company Unit Class C (B)	59,756 uts.	01/12/07	59,756	-
Limited Liability Company Unit Class D (B)	671,525 uts.	05/03/10	-	-
Limited Liability Company Unit Class E (B)	1,102 uts.	05/03/10	-	-
			861,668	578,288

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	9,081 shs.	07/05/07	$370,796	$908,072
Preferred Stock Series C (B)	4,757 shs.	07/05/07	158,912	475,708
Common Stock (B)	380 shs.	07/05/07	4	444
Limited Partnership Interest (B)	6.88% int.	*	103,135	-
*08/12/04 and 01/14/05.			632,847	1,384,224

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
14.5% Senior Subordinated Note due 2016	$1,373,435	08/04/05	1,373,435	1,373,435
Warrant, exercisable until 2013, to purchase common stock at $.001 per share (B)	10 shs.	08/04/05	72,617	286,856
			1,446,052	1,660,291

Crane Rental Corporation
A crane rental company.
13% Senior Subordinated Note due 2015	$1,215,000	08/21/08	1,124,205	1,186,187
Common Stock (B)	135,000 shs.	08/21/08	135,000	-
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	72,037 shs.	08/21/08	103,143	-
			1,362,348	1,186,187

Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016	$1,155,288	10/27/09	1,025,468	1,127,285
Preferred Stock PIK (B)	156 shs.	10/27/09	156,468	114,334
Preferred Stock Series A (B)	114 shs.	10/27/09	104,374	83,534
Common Stock (B)	38 shs.	10/27/09	38,244	-
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	28 shs.	10/27/09	25,735	-
			1,350,289	1,325,153

Davis-Standard LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014	$489,131	10/30/06	471,730	489,131
Limited Partnership Interest (B)	0.97% int.	10/30/06	371,739	607,052
Warrant, exercisable until 2014, to purchase preferred stock at $.01 per share (B)	26 shs.	10/30/06	26,380	41,002
Warrant, exercisable until 2014, to purchase common stock at $.01 per share (B)	18 shs.	10/30/06	18,000	39,210
			887,849	1,176,395

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$231,429	11/01/06	$229,992	$235,236
13% Senior Subordinated Note due 2014	$488,572	11/01/06	457,873	488,572
Common Stock (B)	102,857 shs.	11/01/06	102,857	56,082
Warrant, exercisable until 2014, to purchase common stock at $.01 per share (B)	32,294 shs.	11/01/06	44,663	17,608
			835,385	797,498

E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$1,259,880	01/08/08	1,243,016	1,247,084
Common Stock (B)	349 shs.	01/08/08	174,701	79,417
			1,417,717	1,326,501

E X C Acquisition Corporation
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase common stock at $.01 per share (B)	11 shs.	06/28/04	40,875	76,948

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$950,000	02/01/10	836,690	920,650
Common Stock (B)	50 shs.	02/01/10	50,000	39,431
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	119 shs.	02/01/10	107,100	94,019
			993,790	1,054,100

F C X Holdings Corporation
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015	$1,213,891	10/06/08	1,197,816	1,238,168
Preferred Stock Series A (B)	122 shs.	12/30/10	12,200	11,590
Preferred Stock Series B (B)	2,298 shs.	10/06/08	229,804	255,125
Common Stock (B)	1,625 shs.	10/06/08	1,625	-
			1,441,445	1,504,883

F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$851,555	09/27/10	835,838	857,901
Limited Liability Company Units Preferred (B)	171 uts.	09/27/10	153,659	145,974
Limited Liability Company Units (B)	171 uts.	09/27/10	17,073	16,219
			1,006,570	1,020,094

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
14.25% Senior Subordinated Note due 2016	$438,379	12/15/10	$426,574	$448,609
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	62,500
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	82
			500,611	511,191

F H Equity LLC
A designer and manufacturer of a full line of automatic transmission filters and filtration systems for passenger vehicles.
14% Senior Subordinated Note due 2017	$505,348	12/20/10	485,324	513,107
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	16
			501,333	513,123

Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)	$524,791	04/13/06	519,050	498,551
14% Senior Subordinated Note due 2014 (D)	$317,177	04/13/06	290,908	-
			809,958	498,551

G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$1,000,000	10/19/10	937,238	1,020,560
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	198 shs.	10/19/10	46,958	2
			984,196	1,020,562

Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015 (D)	$1,012,500	11/01/07	938,215	-
16% PIK Note due 2015 (D)	$250,259	12/31/08	217,699	-
8% Series A Convertible Preferred Stock, convertible into common shares (B)	77,643 shs.	11/01/07	77,643	-
			1,233,557	-

H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2013 (D)	$362,700	10/15/09	271,181	181,350
Preferred Stock (B)	21 shs.	*	21,428	-
Preferred Stock Series B (B)	1,088 shs.	10/15/09	813,544	-
Common Stock (B)	180 shs.	02/10/06	180,000	-
Common Stock Class C (B)	296 shs.	10/15/09	-	-
Warrant, exercisable until 2013, to purchase common stock at $.02 per share (B)	67 shs.	02/10/06	61,875	-
* 09/18/07 and 06/27/08.			1,348,028	181,350

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
12.5% Senior Subordinated Note due 2013	$1,081,731	*	$1,040,343	$1,081,731
Common Stock (B)	33 shs.	*	33,216	49,863
Warrant, exercisable until 2012, to purchase common stock at $.02 per share (B)	106 shs.		105,618	158,535
* 06/30/04 and 08/19/04.			1,179,177	1,290,129

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016	$1,308,732	08/19/08	1,239,358	1,283,234
Common Stock (B)	251 shs.	08/19/08	251,163	24,438
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	65 shs.	08/19/08	60,233	6,317
			1,550,754	1,313,989

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	47 shs.	02/27/07	1,424	220,193

International Offshore Services LLC
A leading provider of marine transportation services, platform decomissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017	$1,350,000	07/07/09	1,236,405	1,318,654
Limited Liability Company Unit (B)	1,647 uts.	07/07/09	98,833	67,129
			1,335,238	1,385,783

J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$833,333	12/20/10	716,293	796,361
Preferred Stock A (B)	165 shs.	12/20/10	165,000	148,500
Preferred Stock B (B)	0.06 shs	12/20/10	-	-
Common Stock (B)	33 shs.	12/20/10	1,667	1,500
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	12 shs.	12/20/10	105,643	-
			988,603	946,361

Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	48 uts.	09/21/10	449,086	25,511

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K H O F Holdings, Inc.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
Common Stock (B)	116,827 shs.	10/15/07	$71,515	$139,222

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15% Senior Subordinated PIK Note due 2017	$2,137,139	04/12/11	1,950,890	2,137,139
Common Stock (B)	71,053 shs.	05/25/06	71,053	6,521
Warrant, exercisable until 2013, to purchase common stock at $.01 per share (B)	43,600 shs.	05/25/06	37,871	4,002
			2,059,814	2,147,662

K P H I Holdings, Inc.
A manufactuer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
15% Senior Subordinated Note due 2017	$881,684	12/10/10	864,899	869,196
Common Stock (B)	130,435 shs.	12/10/10	130,435	123,913
			995,334	993,109

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
12.75% Senior Subordinated Note due 2015 (D)	$1,301,869	07/16/08	1,217,729	1,294,453
Convertible Preferred Stock Series (B)	29 shs.	06/30/09	29,348	58,000
Convertible Preferred Stock Series D (B)	13 shs.	09/17/09	12,958	38,880
Common Stock (B)	235 shs.	07/15/08	234,783	24,853
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	51 shs.	07/16/08	50,836	5,382
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	67 shs.	09/17/09	-	7,135
			1,545,654	1,428,703

K W P I Holdings Corporation
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2015 (D)	$1,674,246	03/14/07	1,523,455	1,339,397
Preferred Stock PIK (B)	793 shs.	02/07/11	306,750	245,334
Common Stock (B)	123 shs.	03/13/07	123,000	-
Warrant, exercisable until 2019, to purchase preferred stock at $.01 per share (B)	71 shs.	07/07/09	-	-
Warrant, exercisable until 2017, to purchase common stock at $.01 per share (B)	89 shs.	03/14/07	85,890	-
			2,039,095	1,584,731

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
13% Senior Subordinated Note due 2016	$661,088	09/12/08	$623,780	$594,979
Common Stock (B)	32 shs.	09/12/08	32,143	-
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	35 shs.	09/12/08	34,714	-
			690,637	594,979

Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014	$516,177	05/04/07	498,888	516,177
Limited Liability Company Unit (B)	12,764 uts.	*	166,481	184,843
Warrant, exercisable until 2014, to purchase common stock at $.01 per share (B)	1,787 shs.	05/04/07	22,781	25,880
* 05/04/07 and 01/02/08.			688,150	726,900

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
15% Senior Subordinated Note due 2018	$217,681	10/05/10	213,690	222,034
12.5% Senior Subordinated Note due 2018	$882,353	01/15/10	781,960	891,177
Common Stock (B)	35 shs.	10/05/10	35,400	66,326
Common Stock Class B (B)	118 shs.	01/15/10	117,647	220,431
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	104 shs.	01/15/10	94,579	195,081
			1,243,276	1,595,049

MBWS Ultimate Holdco, Inc.
A provider of  services throughout North Dakota that address the fluid management and related transportaion needs of an oil well.
12 % Senior Subordinated Note due 2016	$1,117,495	*	1,017,553	1,151,020
Preferred Stock Series A (B)	1,388 shs.	09/07/10	138,797	131,860
Common Stock (B)	162 shs.	03/01/11	16,226	15,388
Common Stock (B)	153 shs.	09/07/10	15,282	14,535
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	103 shs.	03/01/11	10,325	1
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	386 shs.	09/07/10	38,623	4
* 09/07/10 and 03/01/11.			1,236,806	1,312,808

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015	$625,343	08/29/08	$569,285	$631,597
Preferred Unit (B)	66 uts.	08/29/08	66,451	81,562
Common Unit Class A (B)	671 uts.	08/29/08	671	23,396
Common Unit Class B (B)	250 uts.	08/29/08	63,564	8,705
			699,971	745,260

MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016	$1,144,068	09/24/08	1,071,087	1,166,949
Preferred Stock (B)	56 shs.	09/24/08	54,040	69,280
Limited Partnership Interest (B)	0.74% int.	09/16/08	205,932	295,458
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	18 shs.	09/24/08	18,237	39,835
			1,349,296	1,571,522

MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)	$1,421,795	*	1,364,411	1,137,436
Common Stock (B)	238 shs.	*	238,000	-
Warrant, exercisable until 2013, to purchase common stock at $.02 per share (B)	87 shs.	*	86,281	-
*08/12/05 and 09/11/06.			1,688,692	1,137,436

Milwaukee Gear Company
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014	$1,246,154	07/21/08	1,199,617	1,252,911
Preferred Stock (B)	139 shs.	07/21/08	138,374	172,043
Common Stock (B)	9 shs.	07/21/08	10,000	33,290
Warrant, exercisable until 2014, to purchase common stock at $.01 per share (B)
	6 shs.	07/21/08	5,510	22,193
			1,353,501	1,480,437
Momentum Holding Company
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)	11.24% int.	08/04/06	56,198	184,836
Warrant, exercisable until 2014, to purchase common stock at $.02 per share (B)	586 shs.	08/04/06	56,705	192,671
			112,903	377,507

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014 (D)	$1,350,000	07/25/08	$1,281,479	$675,000
14% PIK Note due 2014 (D)	$419,713	07/25/08	345,704	209,856
Warrant, exercisable until 2014, to purchase common stock at $.02 per share (B)	81 shs.	03/31/06	73,125	-
			1,700,308	884,856

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$915,663	11/30/10	898,953	919,900
Limited Liability Company Unit Class B-1 (B)	93,750 uts.	11/30/10	93,750	89,063
Limited Liability Company Unit Class B-2 (B)	8,501 uts.	11/30/10	8,501	85
			1,001,204	1,009,048

NABCO, Inc.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014 (D)	$330,882	02/24/06	306,091	-
Limited Liability Company Unit (B)	437 uts.	*	436,984	-
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	68 shs.	02/24/06	19,687	-
* 02/24/06 and 06/22/07.			762,762	-

Nesco Holdings Corporation
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015	$1,125,000	08/02/07	1,043,916	1,125,000
Common Stock (B)	225,000 shs.	08/02/07	225,000	845,030
Warrant, exercisable until 2015, to purchase common stock at $.01 per share (B)	63,191 shs.	08/02/07	102,842	237,325
			1,371,758	2,207,355
NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014	$929,494	02/02/07	846,466	464,747
Limited Partnership Interest of Saw Mill PCG Partners LLC (B)	1.38% int.	02/01/07	588,076	-
Limited Liability Company Unit Class D of Saw Mill PCG Partners LLC (B)	9 uts.	*	8,873	-
Limited Liability Company Unit Class D-1 of Saw Mill PCG Partners LLC (B)	121 uts.	09/30/09	121,160	-
Limited Liability Company Unit Class D-2 of Saw Mill PCG Partners LLC (B)	68 uts.	04/29/11	34,547	32,820
* 12/18/08 and 09/30/09.			1,599,122	497,567

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
12.5% Senior Subordinated Note due 2016	$482,759	11/05/10	$439,578	$478,102
Limited Liability Company Unit Series B (B)	17,241 uts.	11/05/10	17,241	16,379
Limited Liability Company Unit Series B - OID (B)	34,931 uts.	11/05/10	34,931	349
Limited Liability Company Unit Series F (B)	52,172 uts.	11/05/10	-	522
			491,750	495,352

Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$1,492,105	*	1,247,090	1,501,017
Limited Partnership Interest (B)	1,740 uts.	*	174,006	117,270
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	2,605 shs.	*	260,479	175,548
*07/09/09 and 08/09/10.			1,681,575	1,793,835

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
13.5% Senior Subordinated Note due 2019	$883,117	02/02/11	814,531	880,507
Common Stock (B)	126 shs.	*	125,883	119,586
Warrant, exercisable until 2021, to purchase common stock at $.01 per share (B)	59 shs.	02/02/11	52,987	1
*02/02/11 and 06/30/11.			993,401	1,000,094

Nyloncraft, Inc.
A supplier of engineered plastic components for the automotive industry.
Convertible Preferred Stock A (B)	571 shs.	01/28/02	549,507	798,309
Common Stock (B)	178,571 shs.	01/28/02	178,571	207,226
Warrant, exercisable until 2012, to purchase common stock at $.01 per share (B)	138,929 shs.	01/28/02	92,597	161,223
			820,675	1,166,758

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$444,445	06/04/10	408,098	448,231
Preferred Stock Series A (B)	554 shs.	06/04/10	55,354	29,737
Preferred Stock Series B (B)	311 shs.	06/04/10	31,125	16,721
Common Stock (B)	344 shs.	06/04/10	344	-
			494,921	494,689

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

OakRiver Technology, Inc.
Designs, engineers and assembles high precision automated process equipment for the medical device industry with a focus on defibrilators and stents.
Common Stock (B)	184,176 shs.	01/03/06	$184,176	$259,913
Warrant, exercisable until 2013, to purchase common stock at $.01 per share (B)	43,073 shs.	01/03/06	35,900	60,786
			220,076	320,699

Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	1,942 uts.	01/17/06	302,885	621,801
Warrant, exercisable until 2013, to purchase common stock at $.01 per share (B)	328 shs.	01/17/06	90,424	104,983
			393,309	726,784

P K C Holding Corporation
A manufactuer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$1,568,795	12/21/10	1,528,567	1,567,015
Preferred Stock Class A (B)	29 shs.	12/21/10	180,380	285,100
Common Stock (B)	29 shs.	12/21/10	13,500	-
			1,722,447	1,852,115

P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$907,125	12/20/10	890,035	907,870
Limited Liability Company Unit Class A (B)	33 uts.	12/20/10	106,071	100,777
Limited Liability Company Unit Class B (B)	33 uts.	12/20/10	1,072	1,018
			997,178	1,009,665

Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012	$716,295	04/27/07	700,897	621,957
5% Senior Subordinated Note due 2012	$42,187	07/21/10	42,187	42,184
Preferred Shares Series E (B)	42,187 uts.	07/21/10	-	-
Limited Liability Company Unit (B)	928,962 uts.	04/27/07	33,477	-
			776,561	664,141
Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011	$1,125,000	12/19/00	1,119,499	1,125,000
Warrant, exercisable until 2011, to purchase common stock at $.01 per share (B)	197 shs.	12/21/00	140,625	92,286
			1,260,124	1,217,286

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	1,236 shs.	05/22/09	$59,034	$-
Preferred Stock Series B (B)	7,059 shs.	05/22/09	290,050	-
Common Stock (B)	21,462 shs.	05/22/09	993,816	-
			1,342,900	-
Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$836,522	06/03/10	824,673	844,887
3% Senior Subordinated PIK Note due 2014 (D)	$1,209,017	10/02/06	1,075,048	1,209,017
Limited Liability Company Unit Class A (B)	733 uts.	10/02/06	270,000	86,922
Limited Liability Company Unit (B)	76 uts.	05/22/09	340	9,015
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	4,550 shs.	10/02/06	65,988	539,785
			2,236,049	2,689,626

Power Services Holding Company
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016	$1,255,814	02/11/08	1,175,746	1,255,814
Limited Partnership Interest (B)	12.55% int.	02/11/08	94,092	37,082
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	700 shs.	02/11/08	88,723	73,083
			1,358,561	1,365,979

Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016	$1,383,538	11/12/09	1,265,342	1,404,776
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	109 shs.	11/12/09	107,970	91,187
			1,373,312	1,495,963

Qualis Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	187,500 shs.	05/28/04	187,500	182,537
Warrant, exercisable until 2014, to purchase common stock at $.01 per share (B)	199,969 shs.	05/28/04	199,969	194,676
			387,469	377,213

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014	$1,335,212	12/15/06	$1,273,994	$1,273,957
14.5% Senior Subordinated PIK Note due 2014	$99,382	12/31/10	94,882	95,024
Limited Liability Company Unit (B)	1,497 uts.	12/15/06	149,723	5,721
Warrant, exercisable until 2014, to purchase common stock at $.01 per share (B)	2 shs.	12/15/06	69,609	2,700
			1,588,208	1,377,402
R E I Delaware Holding, Inc.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016	$1,350,000	01/18/08	1,320,194	1,350,000
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	3 shs.	01/18/08	16,459	60,538
			1,336,653	1,410,538
Royal Baths Manufacturing Company
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011	$281,250	11/14/03	279,413	281,250
Warrant, exercisable until 2011, to purchase common stock at $.01 per share (B)	74 shs.	11/14/03	65,089	28,574
			344,502	309,824
Savage Sports Holding, Inc.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012	$814,655	09/10/04	798,591	814,655
Preferred Stock Series A (B)	35 shs.	05/28/10	35,038	43,800
Common Stock (B)	324 shs.	*	340,378	713,385
Warrant, exercisable until 2012, to purchase common stock at $.01 per share (B)	71 shs.	09/10/04	60,129	155,756
* 09/10/04 and 10/05/07.			1,234,136	1,727,596

Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014 (D)	$934,615	01/15/09	826,004	467,308
Common Stock (B)	69 shs.	01/15/09	69,231	-
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	149 shs.	01/15/09	149,084	-
			1,044,319	467,308

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Smart Source Holdings LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015	$1,176,924	*	$1,104,189	$1,153,186
Limited Liability Company Unit (B)	328 uts.	*	334,371	244,020
Warrant, exercisable until 2015, to purchase common stock at $.01 per share (B)	83 shs.	*	87,231	61,810
* 08/31/07 and 03/06/08.			1,525,791	1,459,016

Snacks Parent Corporation
The world's largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2017	$874,026	11/12/10	825,311	869,546
Preferred Stock A (B)	1,132 shs.	11/12/10	107,498	102,123
Preferred Stock B (B)	525 shs.	11/12/10	49,884	47,389
Common Stock (B)	6,579 shs.	11/12/10	6,579	6,250
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	1,806 shs.	11/12/10	1,806	18
			991,078	1,025,326

Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
12.25% Senior Subordinated Note due 2017	$1,012,500	12/15/09	887,759	911,250
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	136 shs.	12/15/09	120,234	-
			1,007,993	911,250

Specialty Commodities, Inc.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016	$1,231,787	10/23/08	1,172,006	1,244,105
Common Stock (B)	15,882 shs.	10/23/08	158,824	167,584
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	5,852 shs.	10/23/08	53,285	61,749
			1,384,115	1,473,438

Stanton Carpet Holding Company
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014	$1,185,366	08/01/06	1,149,500	1,197,220
Common Stock (B)	165 shs.	08/01/06	164,634	141,532
Warrant, exercisable until 2014, to purchase common stock at $.02 per share (B)	55 shs.	08/01/06	49,390	47,137
			1,363,524	1,385,889

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	3,405 shs.	03/31/10	$-	$-

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$972,441	12/14/10	918,519	974,078
Common Stock (B)	38 shs.	12/14/10	38,168	36,262
Warrant, exercisable until 2020, to purchase common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	-
			993,936	1,010,340

Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14.5% Senior Subordinated Note due 2016	$1,397,042	09/02/08	1,324,469	1,411,012
Redeemable Preferred Stock Series A (B)	678 shs.	09/02/08	6,630	18,222
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	6,778 shs.	09/02/08	59,661	-
			1,390,760	1,429,234

T H I Acquisition, Inc.
A machine servicing company providing value-added steel services to long steel products.
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	5 shs.	01/14/08	46,617	115,892

Telecorps Holdings, Inc.
A provider of equipment and services to producers of television shows and motion pictures.
12.75% Senior Subordinated Note due 2016	$1,681,677	*	1,485,130	252,252
Common Stock (B)	143 shs.	09/02/09	5,823	-
Warrant, exercisable until 2019, to purchase common stock at $.01 per share (B)	4,187 shs.	*	173,349	-
* 05/20/09 and 09/02/09.			1,664,302	252,252

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$664,062	*	$644,369	$332,031
6.79% Term Note due 2012 (C)	$14	*	14	12
8.7% Term Note due 2012 (C)	$777,361	05/31/11	777,361	699,625
Common Stock Class B	32 shs.	*	-	-
Limited Partnership Interest of Saw Mill Capital Fund V, LLC (B)	2.27% int.	**	85,245	-
Warrant, exercisable until 2016, to purchase common stock at $.01 per share (B)	41 shs.	04/28/06	33,738	-
* 04/28/06 and 09/13/06. **03/01/05 and 10/10/08.			1,540,727	1,031,668

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2013 (D)	$1,300,003	10/26/07	1,136,835	-
Series B Preferred Stock (B)	97 shs.	03/31/10	-	-
Common Stock (B)	273 shs.	03/31/10	219,203	-
			1,356,038	-

Transpac Holding Company
A designer, importer, and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015 (D)	$938,651	10/31/07	876,087	934,803
Common Stock (B)	110 shs.	10/31/07	110,430	47,825
Warrant, exercisable until 2015, to purchase common stock at $.01 per share (B)	50 shs.	10/31/07	46,380	21,593
			1,032,897	1,004,221

Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2013	$1,356,000	02/05/98	1,345,182	1,356,000
Common Stock (B)	315 shs.	02/04/98	315,000	272,466
Warrant, exercisable until 2013, to purchase common stock at $.01 per share (B)	222 shs.	02/05/98	184,416	192,024
			1,844,598	1,820,490

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2014 (D)	$1,222,698	*	$1,100,428	$1,161,563
Preferred Stock Series B (B)	128 shs.	10/20/08	127,677	-
Common Stock (B)	393 shs.	*	423,985	-
Warrant, exercisable until 2013, to purchase common stock at $.02 per share (B)	81 shs.	*	84,650	-
Warrant, exercisable until 2018, to purchase common stock at $.01 per share (B)	558 shs.	10/20/08	-	-
* 07/19/05 and 12/22/05.			1,736,740	1,161,563

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit	5,888 uts.	02/28/11	125,000	118,750
Warrant, exercisable until 2013, to purchase common stock at $.01 per share (B)	3,060 shs.	04/11/03	36,032	-
			161,032	118,750

U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
15% Senior Subordinated Note due 2015	$974,534	02/08/08	961,024	974,534
Convertible Preferred Stock (B)	470 shs.	02/08/08	469,565	390,500
			1,430,589	1,365,034

U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012	$473,338	04/30/04	463,424	473,338
Common Stock (B)	96 shs.	04/30/04	96,400	31,347
Warrant, exercisable until 2012, to purchase common stock at $.01 per share (B)	122 shs.	04/30/04	112,106	39,672
			671,930	544,357

Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$451,765	05/17/07	449,879	426,979
13% Senior Subordinated Note due 2014	$370,588	05/17/07	349,435	342,068
18% PIK Convertible Preferred Stock (B)	21,361 shs.	03/13/09	41,440	-
Common Stock (B)	70,588 shs.	05/17/07	70,588	-
Warrant, exercisable until 2014, to purchase common stock at $.01 per share (B)	20,003 shs.	05/17/07	31,460	-
			942,802	769,047

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2011	$96,518	10/29/09	$93,533	$93,995
5% Senior Subordinated PIK Note due 2011 (D)	$450,000	06/30/07	392,576	444,463
Class B Unit (B)	406,525 uts.	10/29/09	184,266	-
Class C Unit (B)	450,000 uts.	10/29/09	413,244	178,637
Limited Liability Company Unit Class A (B)	383,011 uts.	*	229,353	-
Limited Liability Company Unit Class B (B	96,848 uts.	07/19/04	96,848	-
* 07/19/04 and 10/29/09.			1,409,820	717,095

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014	$911,250	11/30/06	877,531	846,561
Common Stock (B)	101 shs.	11/30/06	101,250	24,643
Warrant, exercisable until 2014, to purchase common stock at $.01 per share (B)
	51 shs.	11/30/06	45,790	12,303
			1,024,571	883,507

Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
13% Senior Subordinated Note due 2017	$1,000,000	06/08/10	917,844	1,015,000
Preferred Stock Series B (B)	703 shs.	06/08/10	70,308	23,877
Common Stock (B)	353 shs.	06/08/10	353	11,973
			988,505	1,050,850

Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$794,521	12/16/10	731,825	792,197
Common Stock (B)	205 shs.	12/16/10	205,480	195,206
Warrant, exercisable until 2015, to purchase common stock at $.02 per share (B)
	55 shs.	12/16/10	49,334	1
			986,639	987,404

Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$654,247	05/14/07	601,454	327,123
Limited Partnership Interest (B)	12.26% int.	05/14/07	61,308	-
Warrant, exercisable until 2015, to purchase common stock at $.02 per share (B)
	47 shs.	05/14/07	44,186	-
			706,948	327,123

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Xaloy Superior Holdings, Inc.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15.5% Senior Subordinated Note due 2015 (D)	$1,576,419	09/08/08	$1,533,046	$1,544,228
Common Stock (B)	150 shs.	09/08/08	150,000	178,772
			1,683,046	1,723,000

Total Private Placement Investments (E)			$115,798,217	$107,379,676

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

			Shares or
	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value
Rule 144A Securities - 2.67%:
Bonds -2.67%
ArcelorMittal	6.125%	06/01/18	$500,000	$517,610	$535,539
Citigroup, Inc.	7.000	05/04/15	500,000	507,254	500,625
Clean Harbors, Inc.	7.625	08/18/14	20,000	20,862	21,200
Coffeyville Resources LLC	9.000	04/01/15	62,000	61,760	67,270
First Data Corporation	7.375	06/15/19	250,000	250,000	251,875
FMG Resources	7.000	11/01/15	250,000	260,400	255,000
Hertz Corporation	6.750	04/15/19	250,000	246,107	247,500
International Automotive Component	9.125	06/01/18	250,000	250,000	255,625
NBC Universal	5.150	04/30/20	500,000	499,357	527,951
Nexeo Solutions LLC	8.375	03/01/18	20,000	20,000	20,250
Pittsburgh Glass Works, LLC	8.500	04/15/16	35,000	35,000	35,963
Seagate HDD Cayman	7.000	11/01/21	150,000	150,000	150,000
Thermadyne Holdings Corporation	9.000	12/15/17	250,000	268,116	261,250
Valeant Pharmaceuticals International	7.000	10/01/20	250,000	250,918	241,875
Total Bonds				3,337,384	3,371,923
Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			194	-	-
Total Convertible Preferred Stock				-	-
Preferred Stock - 0.00%
TherOX, Inc. (B)			26	-	-
Total Preferred Stock				-	-
Common Stock - 0.00%
Touchstone Health Partnership (B)			292	-	-
Total Common Stock				-	-
Total Rule 144A Securities				3,337,384	3,371,923
Total Corporate Restricted Securities				$119,135,601	$110,751,599

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
June 30, 2011
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities - 10.44%: (A)	Rate	Date	Amount	Cost	Value

Bonds - 10.42%
Affinia Group, Inc.	9.000%	11/30/14	$25,000	$24,457	$25,375
Alcoa, Inc.	6.150	08/18/20	600,000	634,332	635,630
Alere, Inc.	9.000	05/15/16	300,000	320,523	312,375
Anglogold Holdings PLC	5.375	04/15/20	600,000	606,137	590,767
Bank of America Corporation	5.875	01/05/21	600,000	626,573	629,685
B E Aerospace, Inc.	6.875	10/01/20	250,000	257,643	261,875
Centurytel, Inc.	5.000	02/15/15	500,000	512,462	518,889
C R H America, Inc.	5.300	10/15/13	500,000	458,226	535,066
Citigroup, Inc.	5.500	04/11/13	500,000	472,615	530,838
Ensco PLC	3.250	03/15/16	600,000	597,886	609,213
Equifax, Inc.	4.450	12/01/14	500,000	513,654	535,830
GATX Corporation	4.750	05/15/15	500,000	509,260	530,485
General Electric Capital Corporation	5.500	01/08/20	500,000	498,262	535,449
Goldman Sachs Group, Inc.	4.750	07/15/13	500,000	461,093	527,816
Headwaters, Inc.	7.625	04/01/19	305,000	305,164	277,550
Health Managment Association	6.125	04/15/16	250,000	258,951	259,375
International Game Technology	7.500	06/15/19	500,000	499,761	571,644
Johnson Controls, Inc.	5.500	01/15/16	500,000	426,945	560,659
Kraft Foods, Inc.	5.375	02/10/20	500,000	515,584	546,599
Masco Corporation	7.125	03/15/20	350,000	349,994	358,273
Morgan Stanley	5.500	01/26/20	500,000	497,600	506,516
Precision Drilling Corporation	6.625	11/15/20	250,000	258,556	253,125
Qwest Diagnostic, Inc.	4.750	01/30/20	500,000	498,816	517,093
Sealed Air Corporation	7.875	06/15/17	500,000	493,504	541,059
Sprint Nextel Corporation	6.000	12/01/16	500,000	515,514	499,375
Steelcase, Inc.	6.375	02/15/21	500,000	508,531	520,235
Time Warner Cable, Inc.	5.000	02/01/20	500,000	490,926	519,472
Tyco International Group SA	8.500	01/15/19	125,000	124,998	158,464
Tutor Perini Corporation	7.625	11/01/18	300,000	309,455	288,000
Total Bonds				12,547,422	13,156,732

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Public Securities: (A) (Continued)	Shares	Cost	Value
Common Stock - 0.02%
Intrepid Potash, Inc. (B)	185	$5,920	$6,013
Nortek, Inc. (B)	100	1	3,599
Rue21, Inc. (B)	350	6,650	11,375
Total Common Stock		12,571	20,987

Total Corporate Public Securities		$12,559,993	$13,177,719

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value
Commercial Paper - 5.54%
Autozone, Inc.	0.300%	07/06/11	$1,500,000	$1,499,938	$1,499,938
Enbridge Energy Partners	0.300	07/05/11	2,000,000	1,999,933	1,999,933
Ryder System, Inc.	0.300	07/01/11	1,500,000	1,500,000	1,500,000
Virginia Electric Power	0.310	07/06/11	2,000,000	1,999,914	1,999,914
Total Short-Term Securities				$6,999,785	$6,999,785

Total Investments	103.70%			$138,695,379	$130,929,103
Other Assets	6.57				8,295,827
Liabilities	(10.27)				(12,968,290)
Total Net Assets	100.00%				$126,256,640

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of June 30, 2011.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of June 30, 2011, the values of these securities amounted to $107,379,676 or 85.05% of net assets.
^	Effective yield at purchase
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
June 30, 2011
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification:	Market Value		Market Value

AEROSPACE - 2.99%		BUILDINGS & REAL ESTATE - 2.66%
A E Company, Inc.	$1,756,580	K W P I Holdings Corporation	$1,584,731
B E Aerospace, Inc.	261,875	Masco Corporation	358,273
Visioneering, Inc.	769,047	Sunrise Windows Holding Company	1,010,340
Whitcraft Holdings, Inc.	987,404	TruStile Doors, Inc.	118,750
	3,774,906	Tutor Perini Corporation	288,000
AUTOMOBILE - 3.65%			3,360,094
F H Equity LLC	513,123	CHEMICAL, PLASTICS & RUBBER - 0.87%
International Automotive Component	255,625	Capital Specialty Plastics, Inc.	600,006
J A C Holding Enterprises, Inc.	946,361	Nicoat Acquisitions LLC	495,352
Jason Partners Holdings LLC	25,511		1,095,358
Johnson Controls, Inc.	560,659	CONSUMER PRODUCTS - 9.24%
Nyloncraft, Inc.	1,166,758	Aero Holdings, Inc.	1,717,558
Ontario Drive & Gear Ltd.	726,784	Bravo Sports Holding Corporation	1,301,258
Pittsburgh Glass Works, LLC	35,963	Custom Engineered Wheels, Inc.	1,325,153
Qualis Automotive LLC	377,213	K N B Holdings Corporation	2,147,662
	4,607,997	Manhattan Beachwear Holding Company	1,595,049
BEVERAGE, DRUG & FOOD - 5.82%		Momentum Holding Company	377,507
Eatem Holding Company	1,054,100	R A J Manufacturing Holdings LLC	1,377,402
F F C Holding Corporation	1,020,094	Tranzonic Companies (The)	1,820,490
Golden County Foods Holding, Inc.	-		11,662,079
Hospitality Mints Holding Company	1,313,989	CONTAINERS, PACKAGING & GLASS - 4.62%
Kraft Foods, Inc.	546,599	Flutes, Inc.	498,551
Snacks Parent Corporation	1,025,326	P K C Holding Corporation	1,852,115
Spartan Foods Holding Company	911,250	P P T Holdings LLC	1,009,665
Specialty Commodities, Inc.	1,473,438	Paradigm Packaging, Inc.	1,217,286
	7,344,796	Sealed Air Corporations	541,059
BROADCASTING & ENTERTAINMENT - 1.29%		Vitex Packaging Group, Inc.	717,095
NBC Universal	527,951		5,835,771
Time Warner Cable, Inc.	519,472	DISTRIBUTION - 1.82%
Sundance Investco LLC	-	Duncan Systems, Inc.	797,498
Telecorps Holdings, Inc.	252,252	F C X Holdings Corporation	1,504,883
Workplace Media Holding Company	327,123		2,302,381
	1,626,798

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

(Unaudited)
	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

DIVERSIFIED/CONGLOMERATE, MANUFACTURING - 12.71%		ELECTRONICS - 1.08%
A H C Holding Company, Inc.	$1,546,545	Barcodes Group, Inc.	$788,152
Arrow Tru-Line Holdings, Inc.	632,415	Connecticut Electric, Inc.	578,288
C D N T, Inc.	792,122		1,366,440
F G I Equity LLC	511,191
G C Holdings	1,020,562	FINANCIAL SERVICES - 2.48%
K P H I Holdings, Inc.	993,109	Citigroup, Inc.	1,031,463
K P I Holdings, Inc.	1,428,703	GATX Corporation	530,485
MEGTEC Holdings, Inc.	1,571,522	General Electric Capital Corporation	535,449
Milwaukee Gear Company	1,480,437	Goldman Sachs Group, Inc.	527,816
Nortek, Inc.	3,599	Morgan Stanley	506,516
O E C Holding Corporation	494,689		3,131,729
Postle Aluminum Company LLC	2,689,626
Truck Bodies & Equipment International	1,161,563	HEALTHCARE, EDUCATION & CHILDCARE - 4.97%
Xaloy Superior Holdings, Inc.	1,723,000	Alere, Inc.	312,375
	16,049,083	American Hospice Management Holding LLC	2,209,410
		CHG Alternative Education Holding Company	753,563
DIVERSIFIED/CONGLOMERATE, SERVICE - 12.42%		Qwest Diagnostic, Inc.	517,093
A S C Group, Inc.	1,674,754	Synteract Holdings Corporation	1,429,234
A W X Holdings Corporation	315,000	Wheaton Holding Corporation	1,050,850
Advanced Technologies Holdings	1,621,861		6,272,525
Affinia Group, Inc.	25,375
Anglogold Holdings PLC	590,767	HOME & OFFICE FURNISHINGS, HOUSEWARES,
Apex Analytix Holding Corporation	1,298,752	AND DURABLE CONSUMER PRODUCTS - 7.84%
Associated Diversified Services	682,026	Connor Sport Court International, Inc.	1,384,224
Bank of America Corporation	629,685	H M Holding Company	181,350
C R H America, Inc.	535,066	Home Décor Holding Company	1,290,129
Clough, Harbour and Associates	1,462,379	K H O F Holdings, Inc.	139,222
Crane Rental Corporation	1,186,187	Monessen Holding Corporation	884,856
Equifax, Inc.	535,830	Royal Baths Manufacturing Company	309,824
Insurance Claims Management, Inc.	220,193	Stanton Carpet Holding Company	1,385,889
Mail Communications Group, Inc.	726,900	Steelcase, Inc.	520,235
Nesco Holdings Corporation	2,207,355	Transpac Holding Company	1,004,221
Nexeo Solutions LLC	20,250	U M A Enterprises, Inc.	1,365,034
Northwest Mailing Services, Inc.	1,793,835	U-Line Corporation	544,357
Pearlman Enterprises, Inc.	-	Wellborn Forest Holding Company	883,507
Tyco International Group SA	158,464		9,892,848
	15,684,679
		LEISURE, AMUSEMENT, ENTERTAINMENT - 1.82%
		International Game Technology	571,644
		Savage Sports Holding, Inc.	1,727,596
			2,299,240

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)	MassMutual Participation Investors
June 30, 2011
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

MACHINERY - 7.27%		OIL & GAS - 4.46%
A S A P Industries LLC	$875,460	Coffeyville Resources LLC	$67,270
Davis-Standard LLC	1,176,395	Enbridge Energy Partners	1,999,933
E S P Holdco, Inc.	1,326,501	Ensco PLC	609,213
M V I Holding, Inc.	594,979	International Offshore Services LLC	1,385,783
Motion Controls Holdings	1,009,048	MBWS Ultimate Holdco, Inc.	1,312,808
NetShape Technologies, Inc.	497,567	Precision Drilling Corporation	253,125
Pacific Consolidated Holdings LLC	664,141		5,628,132
Power Services Holding Company	1,365,979	PHARMACEUTICALS - 1.51%
R E I Delaware Holding, Inc.	1,410,538	CorePharma LLC	1,660,291
Thermadyne Holdings Corporation	261,250	Valeant Pharmaceuticals International	241,875
	9,181,858		1,902,166

MEDICAL DEVICES/BIOTECH - 4.53%		RETAIL STORES - 1.20%
Coeur, Inc.	682,162	Autozone, Inc.	1,499,938
E X C Acquisition Corporation	76,948	Rue21, Inc.	11,375
ETEX Corporation	-		1,511,313
Health Managment Association	259,375
MedSystems Holdings LLC	745,260	TECHNOLOGY - 1.84%
MicroGroup, Inc.	1,137,436	First Data Corporation	251,875
NT Holding Company	1,000,094	Seagate HDD Cayman	150,000
OakRiver Technology, Inc.	320,699	Sencore Holding Company	467,308
Precision Wire Holding Company	1,495,963	Smart Source Holdings LLC	1,459,016
TherOX, Inc.	-		2,328,199
	5,717,937
		TELECOMMUNICATIONS - 1.37%
MINING, STEEL, IRON & NON-PRECIOUS METALS - 0.80%		All Current Holding Company	708,604
Alcoa, Inc.	635,630	Centurytel, Inc.	518,889
FMG Resources	255,000	Sprint Nextel Corporation	499,375
T H I Acquisition, Inc.	115,892		1,726,868
	1,006,522
NATURAL RESOURCES - 2.23%		TRANSPORTATION - 1.38%
ArcelorMittal	535,539	Hertz Corporation	247,500
Headwaters, Inc.	277,550	NABCO, Inc.	-
Intrepid Potash, Inc.	6,013	Ryder System, Inc.	1,500,000
Virginia Electric Power	1,999,914		1,747,500
	2,819,016
		WASTE MANAGEMENT / POLLUTION - 0.83%
		Clean Harbors, Inc.	21,200
		Terra Renewal LLC	1,031,668
		Torrent Group Holdings, Inc.	-
			1,052,868

		Total Investments - 103.70%	$130,929,103

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)

1.
History
MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

The Trust is a diversified closed-end management investment company. Babson Capital Management LLC (“Babson Capital”), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), acts as its investment adviser. The Trust’s investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust (“MMPI Subsidiary Trust”) for the purpose of holding certain investments. The results of MMPI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the Federal tax consequences of the MMPI Subsidiary Trust.

The value of restricted securities at fair value, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust’s Board of Trustees (the “Trustees”). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered in the valuation of debt and equity securities at fair value are the results of various valuation methods, which may include comparable company valuation analyses, discounted future cash flow models and recent private transactions. As part of the valuation process, we may take into account the following types of factors, if relevant, in determining the fair value of our investments: the enterprise value of a portfolio company (an estimate of the total fair value of the portfolio company’s debt and equity), the portfolio company’s earnings, the markets in which the portfolio company does business, a comparison of the portfolio company’s securities to publicly traded securities, changes in the interest rate environment and the credit markets generally that may affect the price at which similar investments may be made in the future and other relevant factors. Consideration is also given to corporate governance, marketability, company and industry results and outlooks, and general market conditions. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized on the actual sale of the security. All of these factors are in accordance with the authoritative guidance on fair value measurements under accounting principles generally accepted in the United States of America ("U.S. GAAP"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

A. Valuation of Investments:
Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be “restricted securities.” Generally speaking, as contrasted with open-market sales of unrestricted securities (public securities), which may be effected immediately if the market is adequate, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the “1933 Act”) or pursuant to a transaction that is exempt from registration under the 1933 Act. Restricted securities that are valued using public information, such as observable trades or market quotations, are reflected as restricted securities at market value. Valuation of securities in the Trust's portfolio is made on the basis of the market price whenever market quotations are readily available.

When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

The Trustees meet at least once each quarter to approve the value of the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)	MassMutual Participation Investors
(Unaudited)

The consolidated financial statements include private placement restricted securities valued at $107,379,676 (85.05% of net assets) as of June 30, 2011 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 2011, subject to discount where appropriate, and are approved by the Trustees.

Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Trust discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:  quoted  prices  in  active  markets  for  identical securities

Level 2:  other  significant  observable  inputs  (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:  significant  unobservable  inputs  (including  the Trust’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Trust's net assets as of June 30, 2011:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$90,635,801	$-	$3,371,923	$87,263,878
Common Stock - U.S.	9,177,906	-	-	9,177,906
Preferred Stock	5,461,498	-	-	5,461,498
Partnerships and LLCs	5,476,394	-	-	5,476,394
Public Securities
Corporate Bonds	13,156,732	-	13,156,732	-
Common Stock - U.S.	20,987	20,987	-	-
Preferred Stock	-	-	-	-
Short-term Securities	6,999,785	-	6,999,785	-
Total	$130,929,103	$20,987	$23,528,440	$107,379,676

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2010	Accrued discounts/ premium	Total gains or losses realized/ unrealized	Purchases	Sales	Transfers in and/or out of Level 3	Ending balance at 06/30/2011	Unrealized gains & losses in net income from assets still held
Restricted Securities
Corporate Bonds	$91,475,704	$341,736	$(1,754,750)	$7,958,078	$(10,756,890)	$-	$87,263,878	$(1,945,802)
Common Stock - U.S.	7,253,164	-	2,087,097	272,498	(434,853)	-	9,177,906	1,936,680
Preferred Stock	4,615,621	-	527,930	328,347	(10,400)	-	5,461,498	517,530
Partnerships and LLCs	4,162,642	-	1,140,302	218,030	(44,580)	-	5,476,394	1,104,356
	$107,507,131	$341,736	$2,000,579	$8,776,953	$(11,246,723)	$-	$107,379,676	$1,612,764

B. Accounting for Investments:
Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C. Use of Estimates:
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. Federal Income Taxes:
The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.

The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMPI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

The MMPI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMPI Subsidiary Trust, all of the MMPI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of June 30, 2011, the MMPI Subsidiary Trust has incurred income tax expense of $22,539.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. As of June 30, 2011, the MMPI Subsidiary Trust has a deferred tax liability of $472,673.

Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood  administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust’s financial position and results of operations for the six months ended June 30, 2011.

E. Distributions to Shareholders:
The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust’s net investment income dividend is declared four times per year, in April, July, October, and December. The Trust’s net realized capital gain distribution, if any, is declared in December.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)	MassMutual Participation Investors
(Unaudited)

3.
Investment Advisory and Administrative Services Contract

A. Services:
Under an Investment Advisory and Administrative Services Contract (the “Contract”) with the Trust, Babson Capital has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

B. Fee:
For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee equal to 0.225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to 0.90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.

C. Basis for Board Renewal of Contract:
At a meeting of the Trustees held on April 15, 2011, the Trustees (including a majority of the Trustees who are not "interested persons" of the Trust or Babson Capital) unanimously approved a one-year continuance of the Contract.

Prior to the meeting, the Trustees requested and received from Ropes & Gray LLP, counsel to the Trust, a memorandum describing the Trustees' legal responsibilities in connection with their review and reapproval of the Contract. The Trustees also requested and received from Babson Capital extensive written and oral information regarding other matters including: the principal terms of the Contract; the reasons why Babson Capital was proposing the continuance of the Contract; Babson Capital and its personnel; the Trust's investment performance, including comparative performance information; the nature and quality of the services provided by Babson Capital to the Trust; financial strength of Babson Capital; the fee arrangements between Babson Capital and the Trust; fee and expense information, including comparative fee and expense information; profitability of the advisory arrangement to Babson Capital; and "fallout" benefits to Babson Capital resulting from the Contract.

Among other things, the Trustees discussed and considered with management (i) the aforementioned guidance provided by Ropes & Gray LLP and the information provided by Babson Capital prior to the meeting and (ii) the reasons Babson Capital put forth in support of its recommendation that the Trustees approve the continuance of the Contract. These considerations are summarized below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BABSON CAPITAL TO THE TRUST

In evaluating the scope and quality of the services provided by Babson Capital to the Trust, the Trustees considered, among other factors: (i) the scope of services required to be provided by Babson Capital under the Contract; (ii) Babson Capital's ability to find and negotiate private placement securities having equity features that are consistent with the stated investment objectives of the Trust; (iii) the experience and quality of Babson Capital's staff; (iv) the strength of Babson Capital's financial condition; (v) the nature of the private placement market compared to public markets (including the fact that finding, analyzing, negotiating and servicing private placement securities is more labor-intensive than buying and selling public securities and the administration of private placement securities is more extensive, expensive, and requires greater time and expertise than a portfolio of only public securities); (vi) the potential advantages afforded to the Trust by its ability to co-invest in negotiated private placements with MassMutual and its affiliates; and (vii) the expansion of the scope of services provided by Babson Capital as a result of recent regulatory and legislative initiatives that have required increased legal, compliance and business attention and diligence. Based on such considerations, the Trustees concluded that, overall, they are satisfied with the nature, extent and quality of services provided by Babson Capital, and expected to be provided in the future, under the renewed Contract.

INVESTMENT PERFORMANCE

The Trustees also examined the Trust's short-term, intermediate-term, and long-term performance as compared against various benchmark indices presented at the meeting, which showed that the Trust had outperformed such indices for the 1-, 3-, 5- and 10-year periods. In addition, the Trustees considered comparisons of the Trust's performance with the performance of (i) selected closed-end investment companies and funds that may invest in private placement securities and/or bank loans; (ii) selected business development companies with comparable types of investments; and (iii) investment companies included in the Lipper closed-end bond universe. It was acknowledged that, while such comparisons are helpful in judging performance, they are not directly comparable in terms of types of investments due to the fact that business development companies often report returns based on market value, which is affected by factors other than the performance of the underlying portfolio investments. Based on these considerations and the detailed performance information provided to the Trustees at the regular Board meetings each quarter, the Trustees concluded that the Trust's absolute and relative performance over time have been sufficient to warrant renewal of the Contract.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

ADVISORY FEE/COST OF SERVICES PROVIDED AND PROFITABILITY/ MANAGER'S "FALL-OUT" BENEFITS

In connection with the Trustees' consideration of the advisory fee paid by the Trust to Babson Capital under the Contract, Babson Capital noted that it was unaware of any registered closed-end investment companies that are directly comparable to the Trust in terms of the types of investments and percentages invested in private placement securities (which require more extensive advisory and administrative services than a portfolio of publicly traded securities, as previously discussed) other than MassMutual Corporate Investors, which also is advised by Babson Capital. Under the terms of its Investment Services Contract, MassMutual Corporate Investors is charged a quarterly investment advisory fee of 0.3125% of net asset value as of the end of each quarter, which is approximately equal to 1.25% annually. In considering the fee rate provided in the Contract, the Trustees noted the advisory fee charged by Babson Capital to Tower Square Capital Partners, L.P. and Tower Square Capital Partners II and III, L.P., each a private mezzanine fund also managed by Babson Capital, and that the fee MassMutual Corporate Investors is charged compares favorably.

At the request of the Trustees, Babson Capital provided information concerning the profitability of Babson Capital's advisory relationship with the Trust. The Trustees also considered the non-economic benefits Babson Capital and its affiliates derived from its relationship with the Trust, including the reputational benefits derived from having the Trust listed on the New York Stock Exchange, and the de minimis amount of commissions resulting from the Trust's portfolio transactions used by Babson Capital for third-party soft dollar arrangements. The Trustees recognized that Babson Capital should be entitled to earn a reasonable level of profit for services provided to the Trust and, based on their review, concluded that they were satisfied that Babson Capital's historical level of profitability from its relationship with the Trust was not excessive and that the advisory fee structure under the Contract is reasonable.

ECONOMIES OF SCALE

The Trustees considered the concept of economies of scale and possible advisory fee reductions if the Trust were to grow in assets. Given that the Trust is not continuously offering shares, such growth comes principally from retained net realized gain on investments and dividend reinvestment. The Trustees also examined the breakpoint features of selected competitive funds and noted that the minimum starting point for fee reductions in those funds was at least $200 million whereas the Trust’s current net assets are near $124 million. The Trustees concluded that the absence of breakpoints in the fee schedule under the Contract was currently acceptable given the Trust's current size and closed-end fund structure.
4.
Senior Indebtedness
MassMutual holds the Trust’s $12,000,000 Senior Fixed Rate Convertible Note (the “Note”) issued by the Trust in 1995. The Note, as amended, is due December 13, 2011 and accrues interest at 5.80% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the six months ended June 30, 2011, the Trust incurred total interest expense on the Note of $348,000.

The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

5.	Purchases and Sales of Investments
		For the six
		months ended
		06/30/2011
			Proceeds
		Cost of	from
		Investments	Sales or
		Acquired	Maturities
	Corporate restricted securities	$7,431,582	$7,563,631
	Corporate public securities	10,934,075	5,199,592

The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of June 30, 2011. The net unrealized depreciation of investments for financial reporting and Federal tax purposes as of June 30, 2011 is $7,766,276 consists of $11,934,355 appreciation and $19,700,631 depreciation.

Net unrealized depreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax liability of $472,673 on net unrealized gains on the MMPI Subsidiary Trust.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)	MassMutual Participation Investors
(Unaudited)

6.	Quarterly Results of Investment Operations			7.	Results of Shareholder Meeting

The Annual Meeting of Shareholders was held on Friday, April 15, 2011. The Shareholders were asked to vote to re-elect as Trustees Michael H. Brown, Corine T. Norgaard, and Maleyne M. Syracuse for three year terms. The Shareholders approved the proposals. The Trust's other Trustees, William J. Barrett, Donald E. Benson, Donald Glickman, Martin T. Hart, Robert E. Joyal, and Clifford M. Noreen continued to serve their respective terms following the April 15, 2011 Annual Shareholders Meeting. The results of the Shareholder voting are set forth below.

		March 31, 2011
		Amount	Per Share
	Investment income	$3,785,681
	Net investment income	3,201,825	$0.32
	Net realized and unrealized
	gain on investments (net of taxes)	1,032,385	0.10
								% of Shares
		June 30, 2011			Shares for	Withheld	Total	Voted for
		Amount	Per Share		Michael H. Brown
					8,534,646	229,000	8,534,646	97.39%
	Investment income	$4,025,618			Corine T. Norgaard
	Net investment income	3,429,310	$0.34		8,534,725	228,921	8,534,725	97.39%
	Net realized and unrealized				Maleyne M. Syracuse
	gain on investments (net of taxes)	1,345,218	0.13		8,530,923	232,723	8,530,923	97.35%

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MassMutual Participation Investors

Members of the Board of Trustees	DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

Donald Glickman

Robert E. Joyal

William J. Barrett

Michael H. Brown*

Donald E. Benson*

Clifford M. Noreen

Martin T. Hart

Maleyne M. Syracuse*

*Member of the Audit Committee

Offiicers

Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President & Chief
Financial Officer

Christopher A. DeFrancis
Vice President & Secretary

Jill A. Fields
Vice President

Michael P. Hermsen
Vice President

Mary Wilson Kibbe
Vice President

Richard E. Spencer, II
Vice President

Daniel J. Florence
Treasurer

John T. Davitt, Jr.
Comptroller

Melissa M. LaGrant
Chief Compliance Officer

MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan"). The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in anyway, relieve participating shareholders of any Federal, state or local tax. For Federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Transfer Agent for MassMutual Participation Investors’ Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.

ITEM 2.  CODE OF ETHICS.

Not applicable for this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments for the Registrant is included as part of this report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for this filing.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for this filing.  There have been no changes in any of the Portfolio Managers identified in the Registrant’s most recent annual report on Form N-CSR.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

 Not applicable for this filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

 Not applicable for this filing.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant's second fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)
ANY CODE OF ETHICS, OR AMENDMENTS THERETO, THAT IS THE SUBJECT OF DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY THE ITEM 2 REQUIREMENTS THROUGH THE FILING OF AN EXHIBIT.

None.

(a)(2)	A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30a-2 UNDER THE ACT.

Attached hereto as EX-99.31.1
Attached hereto as EX-99.31.2

(a)(3)
ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23c-1 UNDER THE ACT (17 CFR 270.23c-1) SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS.

Not applicable for this filing.

(b)	CERTIFICATIONS PURSUANT TO RULE 302-2(b) UNDER THE ACT.

Attached hereto as EX-99.32

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):           MassMutual Participation Investors

By:                           /s/ Michael L. Klofas

 Michael L. Klofas, President

Date:                       September 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                           /s/ Michael L. Klofas

 Michael L. Klofas, President

Date:                       September 8, 2011

By:                           /s/ James M. Roy

James M. Roy, Vice President and
Chief Financial Officer

Date:                       September 8, 2011